Investments in Subsidiaries and Investee Companies (Movement During the Year in Investments in Equity-Accounted Investees) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Investments in subsidiaries and investee companies [Line Items]
Balance as at Start of Period	$ 153
Balance as at End of Period	29
Associated companies [Member]
Investments in subsidiaries and investee companies [Line Items]
Balance as at Start of Period	153
Dividends received	(3)
Divestiture of equity accounted investees	(122) [1]
Translation differences	1
Balance as at End of Period	$ 29

[1]	see note 11.